Financial Instruments - Analysis of Financial Instruments Measured at Fair Value (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 369.8	£ 318.3	£ 387.3
Payments due to vendors (earnout agreements)	(160.1)	(196.7)
Liabilities in respect of put options	(342.1)	(391.5)
Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options		(219.6)
Payments due to vendors (earnout agreements) | Level 3
Disclosure of detailed information about financial instruments [line items]
Losses recognised in other comprehensive income	0.0
Disposals	0.0	0.0
At Fair Value | Derivatives in designated hedge relationships | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(53.3)	(47.2)
At Fair Value | Derivatives in designated hedge relationships | Derivative liabilities | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0.0	0.0
At Fair Value | Derivatives in designated hedge relationships | Derivative liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(53.3)	(47.2)
At Fair Value | Derivatives in designated hedge relationships | Derivative liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0.0	0.0
At Fair Value | Derivatives in designated hedge relationships | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.6	0.5
At Fair Value | Derivatives in designated hedge relationships | Derivative assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.0	0.0
At Fair Value | Derivatives in designated hedge relationships | Derivative assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.6	0.5
At Fair Value | Derivatives in designated hedge relationships | Derivative assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(4.7)	(6.4)
At Fair Value | Held at fair value through profit or loss | Derivative liabilities | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Derivative liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(4.7)	(6.4)
At Fair Value | Held at fair value through profit or loss | Derivative liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Payments due to vendors (earnout agreements)
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements)	(160.1)	(196.7)
At Fair Value | Held at fair value through profit or loss | Payments due to vendors (earnout agreements) | Level 1
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements)	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Payments due to vendors (earnout agreements) | Level 2
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements)	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Payments due to vendors (earnout agreements) | Level 3
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements)	(160.1)	(196.7)
At Fair Value | Held at fair value through profit or loss | Liabilities in respect of put options
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	(342.1)	(391.5)
At Fair Value | Held at fair value through profit or loss | Liabilities in respect of put options | Level 1
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Liabilities in respect of put options | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Liabilities in respect of put options | Level 3
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	(342.1)	(391.5)
At Fair Value | Held at fair value through profit or loss | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Derivative assets	5.1	2.5
At Fair Value | Held at fair value through profit or loss | Derivative assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Derivative assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets	5.1	2.5
At Fair Value | Held at fair value through profit or loss | Derivative assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Other investments
Disclosure of detailed information about financial instruments [line items]
Other investments	255.7	228.3
At Fair Value | Held at fair value through profit or loss | Other investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Other investments	0.4	0.4
At Fair Value | Held at fair value through profit or loss | Other investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Other investments	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Other investments	255.3	227.9
At Fair Value | Held at fair value through other comprehensive income | Other investments
Disclosure of detailed information about financial instruments [line items]
Other investments	114.1	90.0
At Fair Value | Held at fair value through other comprehensive income | Other investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Other investments	10.9	27.9
At Fair Value | Held at fair value through other comprehensive income | Other investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Other investments	0.0	0.0
At Fair Value | Held at fair value through other comprehensive income | Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Other investments	103.2	62.1
At Fair Value | Payments due to vendors (earnout agreements) | Level 3
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(196.7)	(114.3)
(Losses)/gains recognised in the income statement	26.2	(58.7)
Losses recognised in other comprehensive income		0.0
Exchange adjustments	(14.3)	1.0
Additions	46.7	81.7
Cancellations		0.0
Cancellations Fair Value Measurement Liabilities	0.0
Settlements	71.4	57.0
Ending balance	(160.1)	(196.7)
At Fair Value | Liabilities in respect of put options | Liabilities in respect of put options | Level 3
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(391.5)	(110.7)
(Losses)/gains recognised in the income statement	27.9	(40.6)
Losses recognised in other comprehensive income	0.0	0.0
Exchange adjustments	(39.9)	1.3
Additions	5.0	247.7
Disposals	0.0	0.0
Cancellations Fair Value Measurement Liabilities	11.0	0.8
Settlements	55.4	5.4
Ending balance	(342.1)	(391.5)
At Fair Value | Other investments | Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Other investments	358.5	290.0	£ 366.6
(Losses)/gains recognised in the income statement	23.1	(7.7)
Losses recognised in other comprehensive income	(5.3)	(42.8)
Exchange adjustments	0.0	0.0
Additions	66.7	5.9
Disposals	(16.0)	(32.0)
Cancellations		0.0
Cancellations Fair Value Measurement Liabilities	0.0
Settlements	£ 0.0	£ 0.0